J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, NY 10017

October 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)

on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)

File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 62 (Amendment No. 66 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed with respect to the Fund pursuant to rule 485(b) under the 1933 Act to file the annual update of the Registration Statement including revised financial information, to add required exhibits and to make other non-material changes. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary